Cover	3 Months Ended
Mar. 31, 2020
Cover page.
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PACIFIC OAK STRATEGIC OPPORTUNITY REIT, INC.
Entity Central Index Key	0001452936
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false